STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Formation and operating costs	$ 243,668	$ 737,486	$ 249,524
Loss from operations	(243,668)	(737,486)	(249,524)
Other Income
Interest income	12	31	16,191
Change in fair value of warrant liabilities	528,317	(8,427,107)	1,970,001
Offering expenses related to warrant issuance			(317,023)
Total other income (expenses), net	529,891	(8,411,823)	1,669,169
Net income (loss)	$ 286,223	$ (9,149,309)	$ 1,419,645
Weighted average shares outstanding, Non-redeemable common stock (in Shares)	4,984,843	4,539,131
Class A Common Stock [Member]
Other Income
Weighted average shares outstanding, Non-redeemable common stock (in Shares)			6,338,515
Basic and diluted net loss per share, Non-redeemable (in Dollars per share)			$ 0.00
Common Class B [Member]
Other Income
Weighted average shares outstanding, Non-redeemable common stock (in Shares)			2,500,000
Basic and diluted net loss per share, Non-redeemable (in Dollars per share)			$ 0.56